LOANS - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) loans	Dec. 31, 2017 USD ($) loans	Dec. 31, 2016 USD ($) loans	Dec. 31, 2015 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Restructured Loans | loans	196	214	247
Total restructured loans	$ 38,500,000	$ 23,900,000	$ 35,400,000
Restructured Loans, Accrual Status	16,109,000	17,545,000	30,240,000
Restructured Loans, Nonaccrual Status	22,400,000	6,400,000	5,100,000
Loans and Leases Receivable, Impaired, Commitment to Lend	0		900,000
Restructured Loans, Allowance for Loan and Lease Losses Included in Reserves	1,500,000	1,300,000	1,900,000
Restructured Loans, Portion Determined to be Uncollectible	900,000	300,000	500,000
Accruing TDRs performing in accordance with restructured terms for more than one year	7,900,000	17,200,000	22,600,000
Purchased impaired loans, carrying balance	96,320,000	104,960,000
Gain (loss) on sale of other real estate owned	(373,000)	(642,000)	1,212,000
Real Estate Acquired Through Foreclosure	1,401,000	$ 2,781,000	$ 6,284,000	$ 13,254,000
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	$ 250,000